PSF STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.7%
Common Stocks — 97.3%
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.*	12,600	$2,507,274
Boeing Co. (The)*	102,036	19,558,260
General Dynamics Corp.	40,760	9,006,737
Howmet Aerospace, Inc.	70,492	3,260,255
Huntington Ingalls Industries, Inc.	7,200	1,472,976
L3Harris Technologies, Inc.	34,180	5,951,422
Lockheed Martin Corp.	40,308	16,484,360
Northrop Grumman Corp.	25,566	11,253,897
RTX Corp.	261,848	18,845,201
Textron, Inc.	35,650	2,785,691
TransDigm Group, Inc.*	9,930	8,372,281
		99,498,354
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(a)	21,000	1,808,730
Expeditors International of Washington, Inc.	27,500	3,152,325
FedEx Corp.	41,740	11,057,761
United Parcel Service, Inc. (Class B Stock)	130,100	20,278,687
		36,297,503
Automobile Components — 0.1%
Aptiv PLC*	50,900	5,018,231
BorgWarner, Inc.	42,400	1,711,688
		6,729,919
Automobiles — 2.1%
Ford Motor Co.	706,459	8,774,221
General Motors Co.	247,500	8,160,075
Tesla, Inc.*	497,350	124,446,917
		141,381,213
Banks — 2.9%
Bank of America Corp.	1,244,032	34,061,596
Citigroup, Inc.	346,522	14,252,450
Citizens Financial Group, Inc.	84,900	2,275,320
Comerica, Inc.	23,250	966,038
Fifth Third Bancorp	122,149	3,094,034
Huntington Bancshares, Inc.	258,275	2,686,060
JPMorgan Chase & Co.	526,095	76,294,297
KeyCorp	167,600	1,803,376
M&T Bank Corp.	29,861	3,775,924
PNC Financial Services Group, Inc. (The)	71,643	8,795,611
Regions Financial Corp.	168,712	2,901,846
Truist Financial Corp.	239,426	6,849,978
U.S. Bancorp	280,281	9,266,090
Wells Fargo & Co.	659,376	26,942,103
Zions Bancorp NA	26,700	931,563
		194,896,286
Beverages — 1.6%
Brown-Forman Corp. (Class B Stock)	33,125	1,910,981
Coca-Cola Co. (The)	696,750	39,004,065
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Constellation Brands, Inc. (Class A Stock)	29,100	$7,313,703
Keurig Dr. Pepper, Inc.	171,500	5,414,255
Molson Coors Beverage Co. (Class B Stock)	33,400	2,123,906
Monster Beverage Corp.*	133,800	7,084,710
PepsiCo, Inc.	248,644	42,130,240
		104,981,860
Biotechnology — 2.1%
AbbVie, Inc.	317,989	47,399,440
Amgen, Inc.	96,394	25,906,851
Biogen, Inc.*	26,255	6,747,798
Gilead Sciences, Inc.	224,200	16,801,548
Incyte Corp.*(a)	33,300	1,923,741
Moderna, Inc.*	59,500	6,145,755
Regeneron Pharmaceuticals, Inc.*	19,210	15,809,062
Vertex Pharmaceuticals, Inc.*	46,560	16,190,774
		136,924,969
Broadline Retail — 3.2%
Amazon.com, Inc.*	1,635,300	207,879,336
eBay, Inc.	96,200	4,241,458
Etsy, Inc.*(a)	22,100	1,427,218
		213,548,012
Building Products — 0.4%
A.O. Smith Corp.	22,700	1,501,151
Allegion PLC(a)	15,833	1,649,799
Carrier Global Corp.	150,467	8,305,778
Johnson Controls International PLC	123,915	6,593,517
Masco Corp.	40,630	2,171,674
Trane Technologies PLC	41,200	8,359,892
		28,581,811
Capital Markets — 2.8%
Ameriprise Financial, Inc.	18,450	6,082,596
Bank of New York Mellon Corp. (The)	131,349	5,602,035
BlackRock, Inc.	26,020	16,821,670
Blackstone, Inc.	127,700	13,681,778
Cboe Global Markets, Inc.	19,200	2,999,232
Charles Schwab Corp. (The)	267,800	14,702,220
CME Group, Inc.	65,060	13,026,313
FactSet Research Systems, Inc.	7,100	3,104,546
Franklin Resources, Inc.(a)	51,500	1,265,870
Goldman Sachs Group, Inc. (The)	59,470	19,242,708
Intercontinental Exchange, Inc.	102,990	11,330,960
Invesco Ltd.	82,700	1,200,804
MarketAxess Holdings, Inc.	6,800	1,452,752
Moody’s Corp.	28,570	9,032,977
Morgan Stanley	229,578	18,749,635
MSCI, Inc.	14,230	7,301,128
Nasdaq, Inc.	60,700	2,949,413
Northern Trust Corp.(a)	37,400	2,598,552
Raymond James Financial, Inc.(a)	33,750	3,389,512
S&P Global, Inc.	59,046	21,575,999
State Street Corp.	57,275	3,835,134
A1

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
T. Rowe Price Group, Inc.	40,300	$4,226,261
		184,172,095
Chemicals — 1.6%
Air Products & Chemicals, Inc.	40,050	11,350,170
Albemarle Corp.	21,100	3,587,844
Celanese Corp.(a)	18,000	2,259,360
CF Industries Holdings, Inc.	34,700	2,975,178
Corteva, Inc.	128,156	6,556,461
Dow, Inc.(a)	126,522	6,523,474
DuPont de Nemours, Inc.	82,756	6,172,770
Eastman Chemical Co.	21,700	1,664,824
Ecolab, Inc.	45,000	7,623,000
FMC Corp.	22,650	1,516,871
International Flavors & Fragrances, Inc.	46,240	3,152,181
Linde PLC	87,900	32,729,565
LyondellBasell Industries NV (Class A Stock)	45,900	4,346,730
Mosaic Co. (The)	59,700	2,125,320
PPG Industries, Inc.	42,500	5,516,500
Sherwin-Williams Co. (The)	42,700	10,890,635
		108,990,883
Commercial Services & Supplies — 0.5%
Cintas Corp.	15,600	7,503,756
Copart, Inc.*	156,300	6,734,967
Republic Services, Inc.	37,135	5,292,109
Rollins, Inc.	50,125	1,871,166
Waste Management, Inc.	66,830	10,187,565
		31,589,563
Communications Equipment — 0.9%
Arista Networks, Inc.*	45,100	8,295,243
Cisco Systems, Inc.	733,275	39,420,864
F5, Inc.*	10,950	1,764,483
Juniper Networks, Inc.	57,400	1,595,146
Motorola Solutions, Inc.	30,327	8,256,222
		59,331,958
Construction & Engineering — 0.1%
Quanta Services, Inc.	26,100	4,882,527
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	11,200	4,597,376
Vulcan Materials Co.	24,000	4,848,480
		9,445,856
Consumer Finance — 0.4%
American Express Co.	106,050	15,821,600
Capital One Financial Corp.	68,769	6,674,031
Discover Financial Services	44,905	3,890,120
Synchrony Financial	75,230	2,299,781
		28,685,532
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	80,012	45,203,579
Dollar General Corp.	39,400	4,168,520
Dollar Tree, Inc.*	37,747	4,018,168
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Kroger Co. (The)	118,800	$5,316,300
Sysco Corp.	91,400	6,036,970
Target Corp.	82,968	9,173,772
Walgreens Boots Alliance, Inc.(a)	129,100	2,871,184
Walmart, Inc.	253,300	40,510,269
		117,298,762
Containers & Packaging — 0.2%
Amcor PLC(a)	266,300	2,439,308
Avery Dennison Corp.	14,600	2,666,982
Ball Corp.	56,400	2,807,592
International Paper Co.	62,367	2,212,157
Packaging Corp. of America	16,200	2,487,510
Sealed Air Corp.	26,020	855,017
Westrock Co.	46,161	1,652,564
		15,121,130
Distributors — 0.1%
Genuine Parts Co.(a)	25,425	3,670,862
LKQ Corp.	48,100	2,381,431
Pool Corp.	7,120	2,535,432
		8,587,725
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,287,871	19,343,823
Verizon Communications, Inc.	756,488	24,517,776
		43,861,599
Electric Utilities — 1.5%
Alliant Energy Corp.	45,100	2,185,095
American Electric Power Co., Inc.	92,640	6,968,381
Constellation Energy Corp.	57,824	6,307,442
Duke Energy Corp.	138,848	12,254,724
Edison International	69,100	4,373,339
Entergy Corp.	38,000	3,515,000
Evergy, Inc.	41,500	2,104,050
Eversource Energy(a)	62,600	3,640,190
Exelon Corp.(a)	178,973	6,763,390
FirstEnergy Corp.	92,780	3,171,220
NextEra Energy, Inc.	364,500	20,882,205
NRG Energy, Inc.	41,900	1,613,988
PG&E Corp.*	376,700	6,076,171
Pinnacle West Capital Corp.	20,200	1,488,336
PPL Corp.	132,800	3,128,768
Southern Co. (The)	196,600	12,723,952
Xcel Energy, Inc.	98,995	5,664,494
		102,860,745
Electrical Equipment — 0.6%
AMETEK, Inc.	41,500	6,132,040
Eaton Corp. PLC	71,911	15,337,178
Emerson Electric Co.	103,000	9,946,710
Generac Holdings, Inc.*	11,300	1,231,248
Rockwell Automation, Inc.	20,620	5,894,639
		38,541,815

A2

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	107,100	$8,995,329
CDW Corp.	24,500	4,943,120
Corning, Inc.	137,600	4,192,672
Keysight Technologies, Inc.*	32,100	4,247,151
TE Connectivity Ltd.	56,900	7,028,857
Teledyne Technologies, Inc.*	8,479	3,464,350
Trimble, Inc.*	44,700	2,407,542
Zebra Technologies Corp. (Class A Stock)*	9,180	2,171,345
		37,450,366
Energy Equipment & Services — 0.4%
Baker Hughes Co.	182,048	6,429,935
Halliburton Co.	161,700	6,548,850
Schlumberger NV	255,698	14,907,194
		27,885,979
Entertainment — 1.3%
Activision Blizzard, Inc.	128,900	12,068,907
Electronic Arts, Inc.	47,000	5,658,800
Live Nation Entertainment, Inc.*(a)	25,700	2,134,128
Netflix, Inc.*	79,890	30,166,464
Take-Two Interactive Software, Inc.*	28,350	3,980,056
Walt Disney Co. (The)*	329,422	26,699,653
Warner Bros Discovery, Inc.*	399,508	4,338,657
		85,046,665
Financial Services — 4.2%
Berkshire Hathaway, Inc. (Class B Stock)*	321,710	112,695,013
Fidelity National Information Services, Inc.	106,900	5,908,363
Fiserv, Inc.*	111,300	12,572,448
FleetCor Technologies, Inc.*	13,300	3,396,022
Global Payments, Inc.	46,713	5,390,213
Jack Henry & Associates, Inc.	13,250	2,002,605
Mastercard, Inc. (Class A Stock)	150,850	59,723,024
PayPal Holdings, Inc.*	197,600	11,551,696
Visa, Inc. (Class A Stock)(a)	291,200	66,978,912
		280,218,296
Food Products — 1.0%
Archer-Daniels-Midland Co.	96,438	7,273,354
Bunge Ltd.	27,100	2,933,575
Campbell Soup Co.(a)	35,800	1,470,664
Conagra Brands, Inc.	86,000	2,358,120
General Mills, Inc.	105,300	6,738,147
Hershey Co. (The)	27,000	5,402,160
Hormel Foods Corp.	52,000	1,977,560
J.M. Smucker Co. (The)(a)	18,300	2,249,253
Kellogg Co.	46,350	2,758,289
Kraft Heinz Co. (The)	143,737	4,835,313
Lamb Weston Holdings, Inc.	26,200	2,422,452
McCormick & Co., Inc.(a)	45,300	3,426,492
Mondelez International, Inc. (Class A Stock)	244,811	16,989,883
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Tyson Foods, Inc. (Class A Stock)	51,600	$2,605,284
		63,440,546
Gas Utilities — 0.0%
Atmos Energy Corp.	26,500	2,807,145
Ground Transportation — 0.8%
CSX Corp.	361,016	11,101,242
J.B. Hunt Transport Services, Inc.	14,700	2,771,244
Norfolk Southern Corp.	41,000	8,074,130
Old Dominion Freight Line, Inc.	16,100	6,587,154
Union Pacific Corp.	110,050	22,409,482
		50,943,252
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	312,225	30,238,991
Align Technology, Inc.*	12,920	3,944,734
Baxter International, Inc.	90,700	3,423,018
Becton, Dickinson & Co.	51,299	13,262,330
Boston Scientific Corp.*	263,449	13,910,107
Cooper Cos., Inc. (The)	8,980	2,855,730
DENTSPLY SIRONA, Inc.	38,200	1,304,912
Dexcom, Inc.*	69,720	6,504,876
Edwards Lifesciences Corp.*	109,350	7,575,768
GE HealthCare Technologies, Inc.	70,718	4,811,653
Hologic, Inc.*	44,150	3,064,010
IDEXX Laboratories, Inc.*	14,980	6,550,305
Insulet Corp.*	12,700	2,025,523
Intuitive Surgical, Inc.*	63,380	18,525,340
Medtronic PLC	239,828	18,792,922
ResMed, Inc.	26,500	3,918,555
STERIS PLC	17,700	3,883,734
Stryker Corp.	60,970	16,661,272
Teleflex, Inc.	8,550	1,679,306
Zimmer Biomet Holdings, Inc.	37,486	4,206,679
		167,139,765
Health Care Providers & Services — 2.9%
Cardinal Health, Inc.	46,075	4,000,232
Cencora, Inc.(a)	29,200	5,255,124
Centene Corp.*	97,368	6,706,708
Cigna Group (The)	53,432	15,285,292
CVS Health Corp.	231,099	16,135,332
DaVita, Inc.*	9,900	935,847
Elevance Health, Inc.	42,400	18,461,808
HCA Healthcare, Inc.	36,200	8,904,476
Henry Schein, Inc.*	23,800	1,767,150
Humana, Inc.	22,430	10,912,644
Laboratory Corp. of America Holdings(a)	16,000	3,216,800
McKesson Corp.	24,407	10,613,384
Molina Healthcare, Inc.*	10,500	3,442,845
Quest Diagnostics, Inc.	20,300	2,473,758
UnitedHealth Group, Inc.	166,750	84,073,682
Universal Health Services, Inc. (Class B Stock)	11,300	1,420,749
		193,605,831

A3

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	98,200	$1,802,952
Ventas, Inc.	72,504	3,054,594
Welltower, Inc.	93,300	7,643,136
		12,500,682
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	127,226	2,044,522
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. (Class A Stock)*	76,700	10,524,007
Booking Holdings, Inc.*	6,440	19,860,638
Caesars Entertainment, Inc.*	38,400	1,779,840
Carnival Corp.*(a)	180,700	2,479,204
Chipotle Mexican Grill, Inc.*	4,995	9,149,991
Darden Restaurants, Inc.(a)	21,900	3,136,518
Domino’s Pizza, Inc.	6,400	2,424,256
Expedia Group, Inc.*	24,800	2,556,136
Hilton Worldwide Holdings, Inc.	47,000	7,058,460
Las Vegas Sands Corp.	58,900	2,699,976
Marriott International, Inc. (Class A Stock)	45,073	8,859,549
McDonald’s Corp.	131,160	34,552,790
MGM Resorts International	50,500	1,856,380
Norwegian Cruise Line Holdings Ltd.*(a)	75,500	1,244,240
Royal Caribbean Cruises Ltd.*(a)	42,400	3,906,736
Starbucks Corp.	206,100	18,810,747
Wynn Resorts Ltd.	17,400	1,607,934
Yum! Brands, Inc.	50,400	6,296,976
		138,804,378
Household Durables — 0.3%
D.R. Horton, Inc.	54,700	5,878,609
Garmin Ltd.	27,600	2,903,520
Lennar Corp. (Class A Stock)	45,600	5,117,688
Mohawk Industries, Inc.*	9,500	815,195
NVR, Inc.*	600	3,577,980
PulteGroup, Inc.(a)	39,485	2,923,864
Whirlpool Corp.(a)	9,967	1,332,588
		22,549,444
Household Products — 1.3%
Church & Dwight Co., Inc.	44,100	4,040,883
Clorox Co. (The)	22,300	2,922,638
Colgate-Palmolive Co.	149,600	10,638,056
Kimberly-Clark Corp.	60,838	7,352,272
Procter & Gamble Co. (The)	424,876	61,972,414
		86,926,263
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	119,600	1,817,920
Industrial Conglomerates — 0.8%
3M Co.	99,590	9,323,616
General Electric Co.	195,855	21,651,770
Honeywell International, Inc.	120,050	22,178,037
		53,153,423
	Shares	Value
Common Stocks (continued)
Industrial REITs — 0.3%
Prologis, Inc.	166,180	$18,647,058
Insurance — 2.1%
Aflac, Inc.	98,900	7,590,575
Allstate Corp. (The)	47,028	5,239,389
American International Group, Inc.	130,729	7,922,177
Aon PLC (Class A Stock)	37,025	12,004,246
Arch Capital Group Ltd.*	67,000	5,340,570
Arthur J. Gallagher & Co.	38,750	8,832,288
Assurant, Inc.	9,600	1,378,368
Brown & Brown, Inc.	42,700	2,982,168
Chubb Ltd.	74,730	15,557,291
Cincinnati Financial Corp.	28,428	2,907,900
Everest Group Ltd.	7,900	2,936,193
Globe Life, Inc.	16,175	1,758,708
Hartford Financial Services Group, Inc. (The)	55,800	3,956,778
Loews Corp.	34,026	2,154,186
Marsh & McLennan Cos., Inc.	88,800	16,898,640
MetLife, Inc.	113,680	7,151,609
Principal Financial Group, Inc.	40,000	2,882,800
Progressive Corp. (The)	105,300	14,668,290
Prudential Financial, Inc.	65,300	6,196,317
Travelers Cos., Inc. (The)	41,548	6,785,204
W.R. Berkley Corp.	36,700	2,330,083
Willis Towers Watson PLC	19,200	4,012,032
		141,485,812
Interactive Media & Services — 5.7%
Alphabet, Inc. (Class A Stock)*	1,068,580	139,834,379
Alphabet, Inc. (Class C Stock)*	909,100	119,864,835
Match Group, Inc.*	50,400	1,974,420
Meta Platforms, Inc. (Class A Stock)*	400,320	120,180,067
		381,853,701
IT Services — 1.2%
Accenture PLC (Class A Stock)	113,650	34,903,051
Akamai Technologies, Inc.*	27,600	2,940,504
Cognizant Technology Solutions Corp. (Class A Stock)	91,600	6,204,984
DXC Technology Co.*	36,850	767,586
EPAM Systems, Inc.*	10,540	2,694,973
Gartner, Inc.*	14,250	4,896,443
International Business Machines Corp.	164,125	23,026,737
VeriSign, Inc.*	16,100	3,260,733
		78,695,011
Leisure Products — 0.0%
Hasbro, Inc.(a)	23,550	1,557,597
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	53,382	5,969,175
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,860	1,383,617
Bio-Techne Corp.	28,120	1,914,128
Charles River Laboratories International, Inc.*(a)	9,300	1,822,614
Danaher Corp.	118,400	29,375,040
Illumina, Inc.*	28,610	3,927,581

A4

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
IQVIA Holdings, Inc.*	32,900	$6,473,075
Mettler-Toledo International, Inc.*	3,930	4,354,715
Revvity, Inc.	22,600	2,501,820
Thermo Fisher Scientific, Inc.	69,440	35,148,445
Waters Corp.*	10,750	2,947,758
West Pharmaceutical Services, Inc.	13,400	5,027,814
		100,845,782
Machinery — 1.7%
Caterpillar, Inc.	91,950	25,102,350
Cummins, Inc.	25,450	5,814,307
Deere & Co.	49,050	18,510,489
Dover Corp.	25,300	3,529,603
Fortive Corp.	63,500	4,709,160
IDEX Corp.	13,700	2,849,874
Illinois Tool Works, Inc.	49,675	11,440,649
Ingersoll Rand, Inc.	72,837	4,641,174
Nordson Corp.	9,800	2,187,066
Otis Worldwide Corp.	74,083	5,949,606
PACCAR, Inc.	93,992	7,991,200
Parker-Hannifin Corp.	23,087	8,992,848
Pentair PLC	29,607	1,917,053
Snap-on, Inc.	9,550	2,435,823
Stanley Black & Decker, Inc.	27,535	2,301,375
Westinghouse Air Brake Technologies Corp.	32,212	3,423,169
Xylem, Inc.	43,400	3,950,702
		115,746,448
Media — 0.8%
Charter Communications, Inc. (Class A Stock)*	18,450	8,114,679
Comcast Corp. (Class A Stock)	740,592	32,837,849
Fox Corp. (Class A Stock)	45,566	1,421,659
Fox Corp. (Class B Stock)	23,666	683,474
Interpublic Group of Cos., Inc. (The)	69,162	1,982,183
News Corp. (Class A Stock)	67,925	1,362,576
News Corp. (Class B Stock)	21,400	446,618
Omnicom Group, Inc.	35,900	2,673,832
Paramount Global (Class B Stock)(a)	86,766	1,119,281
		50,642,151
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	257,812	9,613,809
Newmont Corp.(a)	143,103	5,287,656
Nucor Corp.	44,700	6,988,845
Steel Dynamics, Inc.(a)	28,000	3,002,160
		24,892,470
Multi-Utilities — 0.7%
Ameren Corp.	47,300	3,539,459
CenterPoint Energy, Inc.	113,810	3,055,798
CMS Energy Corp.	52,300	2,777,653
Consolidated Edison, Inc.	62,300	5,328,519
Dominion Energy, Inc.	150,340	6,715,688
DTE Energy Co.	37,100	3,683,288
NiSource, Inc.	74,450	1,837,426
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Public Service Enterprise Group, Inc.	90,000	$5,121,900
Sempra	113,708	7,735,555
WEC Energy Group, Inc.	56,676	4,565,252
		44,360,538
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	28,280	2,830,828
Boston Properties, Inc.(a)	25,700	1,528,636
		4,359,464
Oil, Gas & Consumable Fuels — 4.2%
APA Corp.	55,550	2,283,105
Chevron Corp.	319,559	53,884,038
ConocoPhillips	215,461	25,812,228
Coterra Energy, Inc.	136,200	3,684,210
Devon Energy Corp.	115,400	5,504,580
Diamondback Energy, Inc.	32,100	4,971,648
EOG Resources, Inc.	104,700	13,271,772
EQT Corp.(a)	65,500	2,657,990
Exxon Mobil Corp.	721,104	84,787,408
Hess Corp.	49,875	7,630,875
Kinder Morgan, Inc.	348,743	5,782,159
Marathon Oil Corp.	108,994	2,915,589
Marathon Petroleum Corp.	71,987	10,894,513
Occidental Petroleum Corp.(a)	119,328	7,742,001
ONEOK, Inc.(a)	104,840	6,650,001
Phillips 66	80,064	9,619,690
Pioneer Natural Resources Co.	42,100	9,664,055
Targa Resources Corp.	40,200	3,445,944
Valero Energy Corp.	63,500	8,998,585
Williams Cos., Inc. (The)	219,300	7,388,217
		277,588,608
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	22,700	841,716
American Airlines Group, Inc.*(a)	116,900	1,497,489
Delta Air Lines, Inc.	116,000	4,292,000
Southwest Airlines Co.(a)	107,337	2,905,613
United Airlines Holdings, Inc.*	59,200	2,504,160
		12,040,978
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	41,700	6,027,735
Kenvue, Inc.	310,800	6,240,864
		12,268,599
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	375,890	21,816,656
Catalent, Inc.*(a)	32,400	1,475,172
Eli Lilly & Co.	143,640	77,153,353
Johnson & Johnson	433,246	67,478,064
Merck & Co., Inc.	456,603	47,007,279
Organon & Co.	44,790	777,554
Pfizer, Inc.	1,015,923	33,698,166
Viatris, Inc.	217,794	2,147,449

A5

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	83,000	$14,440,340
		265,994,033
Professional Services — 0.7%
Automatic Data Processing, Inc.	74,510	17,925,616
Broadridge Financial Solutions, Inc.	21,300	3,813,765
Ceridian HCM Holding, Inc.*(a)	27,700	1,879,445
Equifax, Inc.	22,050	4,039,119
Jacobs Solutions, Inc.	22,800	3,112,200
Leidos Holdings, Inc.	24,750	2,280,960
Paychex, Inc.	57,850	6,671,840
Paycom Software, Inc.	8,800	2,281,576
Robert Half, Inc.	19,500	1,428,960
Verisk Analytics, Inc.	26,200	6,189,488
		49,622,969
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	55,900	4,128,774
CoStar Group, Inc.*	73,500	5,651,415
		9,780,189
Residential REITs — 0.3%
AvalonBay Communities, Inc.	25,768	4,425,397
Camden Property Trust	19,200	1,815,936
Equity Residential	61,200	3,593,052
Essex Property Trust, Inc.	11,670	2,475,090
Invitation Homes, Inc.	104,000	3,295,760
Mid-America Apartment Communities, Inc.	21,000	2,701,650
UDR, Inc.	55,800	1,990,386
		20,297,271
Retail REITs — 0.3%
Federal Realty Investment Trust	13,400	1,214,442
Kimco Realty Corp.	111,800	1,966,562
Realty Income Corp.(a)	127,500	6,367,350
Regency Centers Corp.	29,800	1,771,312
Simon Property Group, Inc.	59,011	6,374,958
		17,694,624
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.*	290,695	29,889,260
Analog Devices, Inc.	90,394	15,827,085
Applied Materials, Inc.	151,100	20,919,795
Broadcom, Inc.	74,340	61,745,317
Enphase Energy, Inc.*	24,700	2,967,705
First Solar, Inc.*	19,200	3,102,528
Intel Corp.	753,600	26,790,480
KLA Corp.	24,600	11,283,036
Lam Research Corp.	23,980	15,029,945
Microchip Technology, Inc.	97,900	7,641,095
Micron Technology, Inc.	197,300	13,422,319
Monolithic Power Systems, Inc.	8,600	3,973,200
NVIDIA Corp.	444,810	193,487,902
NXP Semiconductors NV (China)	46,400	9,276,288
ON Semiconductor Corp.*	77,800	7,231,510
Qorvo, Inc.*	17,886	1,707,576
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	201,050	$22,328,613
Skyworks Solutions, Inc.	28,600	2,819,674
SolarEdge Technologies, Inc.*(a)	10,300	1,333,953
Teradyne, Inc.(a)	27,700	2,782,742
Texas Instruments, Inc.	163,300	25,966,333
		479,526,356
Software — 9.8%
Adobe, Inc.*	82,015	41,819,449
ANSYS, Inc.*	15,600	4,641,780
Autodesk, Inc.*	38,470	7,959,828
Cadence Design Systems, Inc.*	48,900	11,457,270
Fair Isaac Corp.*	4,470	3,882,329
Fortinet, Inc.*	117,200	6,877,296
Gen Digital, Inc.	101,211	1,789,411
Intuit, Inc.	50,380	25,741,157
Microsoft Corp.	1,338,180	422,530,335
Oracle Corp.	283,595	30,038,382
Palo Alto Networks, Inc.*(a)	55,200	12,941,088
PTC, Inc.*	21,300	3,017,784
Roper Technologies, Inc.	19,300	9,346,604
Salesforce, Inc.*	175,400	35,567,612
ServiceNow, Inc.*	36,770	20,552,959
Synopsys, Inc.*	27,500	12,621,675
Tyler Technologies, Inc.*	7,580	2,926,941
		653,711,900
Specialized REITs — 1.0%
American Tower Corp.	83,800	13,780,910
Crown Castle, Inc.	78,250	7,201,347
Digital Realty Trust, Inc.	54,400	6,583,488
Equinix, Inc.	16,875	12,255,637
Extra Space Storage, Inc.	38,000	4,620,040
Iron Mountain, Inc.	52,330	3,111,019
Public Storage	28,550	7,523,496
SBA Communications Corp.	19,630	3,929,337
VICI Properties, Inc.	180,300	5,246,730
Weyerhaeuser Co.	131,430	4,029,644
		68,281,648
Specialty Retail — 2.0%
AutoZone, Inc.*	3,280	8,331,167
Bath & Body Works, Inc.	41,396	1,399,185
Best Buy Co., Inc.	35,025	2,433,187
CarMax, Inc.*	28,500	2,015,805
Home Depot, Inc. (The)	182,269	55,074,401
Lowe’s Cos., Inc.	105,575	21,942,708
O’Reilly Automotive, Inc.*	10,900	9,906,574
Ross Stores, Inc.	61,300	6,923,835
TJX Cos., Inc. (The)	207,700	18,460,376
Tractor Supply Co.	19,700	4,000,085
Ulta Beauty, Inc.*	8,970	3,583,066
		134,070,389
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	2,646,920	453,179,173
Hewlett Packard Enterprise Co.	232,966	4,046,619

A6

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
HP, Inc.	156,366	$4,018,606
NetApp, Inc.	37,900	2,875,852
Seagate Technology Holdings PLC(a)	34,750	2,291,763
Western Digital Corp.*	57,568	2,626,828
		469,038,841
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc. (Class B Stock)	220,400	21,074,648
Ralph Lauren Corp.(a)	7,200	835,848
Tapestry, Inc.	41,700	1,198,875
VF Corp.(a)	58,444	1,032,705
		24,142,076
Tobacco — 0.6%
Altria Group, Inc.	320,900	13,493,845
Philip Morris International, Inc.	278,500	25,783,530
		39,277,375
Trading Companies & Distributors — 0.3%
Fastenal Co.	102,600	5,606,064
United Rentals, Inc.(a)	12,240	5,441,537
W.W. Grainger, Inc.	8,000	5,534,720
		16,582,321
Water Utilities — 0.1%
American Water Works Co., Inc.(a)	35,350	4,377,391
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	93,300	13,066,665

Total Common Stocks (cost $1,726,160,687)		6,472,992,859
Unaffiliated Exchange-Traded Funds — 1.4%
iShares Core S&P 500 ETF	172,700	74,162,561
SPDR S&P 500 ETF Trust(a)	53,000	22,656,440

Total Unaffiliated Exchange-Traded Funds (cost $83,364,238)		96,819,001

Total Long-Term Investments (cost $1,809,524,925)		6,569,811,860
Short-Term Investments — 4.2%
Affiliated Mutual Funds — 4.1%
PGIM Core Ultra Short Bond Fund(wb)	72,609,981	72,609,981
PGIM Institutional Money Market Fund (cost $199,700,820; includes $198,674,115 of cash collateral for securities on loan)(b)(wb)	200,016,000	199,895,990

Total Affiliated Mutual Funds (cost $272,310,801)		272,505,971

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
5.330%	12/14/23	6,000	$5,935,483
(cost $5,935,188)

Total Short-Term Investments (cost $278,245,989)			278,441,454

TOTAL INVESTMENTS—102.9% (cost $2,087,770,914)			6,848,253,314

Liabilities in excess of other assets(z) — (2.9)%			(193,851,507)

Net Assets — 100.0%			$6,654,401,807

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $193,253,180; cash collateral of $198,674,115 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A7

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
372	S&P 500 E-Mini Index	Dec. 2023	$80,454,300	$(3,347,313)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8